Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 28, 2015	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014
Summary Of Significant Accounting Policies [Line Items]
Capitalized exploratory drilling costs				$ 0	$ 0	$ 0
Impairment of proved oil and natural gas properties		$ 251,347,000		432,116,000	6,600,000	28,871,000
Amortization expense, including write-offs of debt issuance costs		2,515,000	$ 1,899,000	7,436,000	8,343,000	3,584,000
Capitalized interest				$ 7,300,000	0	0
Minimum percentage likelihood of tax benefit to be realized				50.00%
Unrecognized tax benefits		0		$ 0	0	$ 0
Unrecognized tax benefits that would affect effective tax rate				0
Interest or penalties recognized in consolidated statements of operations				0
Interest or penalties recognized in consolidated balance sheets				$ 0
Deferred income tax liabilities, net		$ 28,000,000					$ 43,300,000
Effective tax rate		(67.50%)
Federal statutory income tax rate		35.00%		35.00%
Percentage of reduction to effective tax rate related to pass-through entities		84.00%
Percentage of reduction to effective tax rate related to non-deductible incentive compensation		10.60%
Percentage of effective tax rate related to state income tax provision, net of federal benefit		8.10%
Deferred tax liabilities		$ 111,790,000		$ 95,017,000	$ 3,106,000
MEMP [Member]
Summary Of Significant Accounting Policies [Line Items]
Impairment of proved oil and natural gas properties				407,540,000
Deferred tax liabilities				$ 29,200,000
Deferred income tax benefit	$ 1,200,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives				3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives				7 years